Share Capital (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure of detail information about warrants

	Number of warrants	Weighted average exercise price
Balance at June 30, 2020	18,074,695	0.98
Expired	(141,317)	1.00
Exercised	(11,245,133)	0.93
Issued	3,125,625	1.20
Balance at June 30, 2021	9,813,870	1.13
Exercised	(3,031,281)	1.04
Balance at September 30, 2021	6,782,589	1.16

Disclosure of weighted average assumptions were used for the Black-Scholes valuation of stock options granted

	2021	2020
Annualized volatility	81%	114%
Risk-free interest rate	0.73%	0.56%
Dividend rate	0%	0%
Expected life of options	5 years	4 years
Forfeiture rate	0%	0%
Share price on grant date	$6.08	$3.41

Disclosure of Stock option transactions

	Number of options	Weighted average exercise price
Balance at June 30, 2020	13,525,784	$0.99
Options exercised	(1,375,000)	0.90
Options granted	1,600,000	3.40
Balance at June 30, 2021	13,750,784	1.29
Options exercised	(395,509)	1.02
Options granted	200,000	6.08
Balance at September 30, 2021	13,555,275	1.36

Disclosure of stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Exercise	Number	Remaining	Exercise		Exercise
Price	of	Contractual Life	Price	Number	Price
$	Shares	(years)	$	Exercisable	$

1.05	1,215,275	0.42	1.05	1,215,275	1.05
0.96	2,340,000	0.71	0.96	2,340,000	0.96
2.10	500,000	1.39	2.10	500,000	2.10
1.40	1,900,000	1.93	1.40	1,900,000	1.40
1.00	500,000	0.50	1.00	500,000	1.00
0.75	150,000	2.04	0.75	150,000	0.75
0.76	4,450,000	1.44	0.76	4,450,000	0.76
0.75	600,000	1.59	0.75	600,000	0.75
0.81	100,000	1.62	0.81	100,000	0.81
3.39	1,200,000	4.30	3.39	1,200,000	3.39
3.43	400,000	2.54	3.43	200,000	3.43
6.08	200,000	4.81	6.08	200,000	6.08
	13,555,275	1.94	1.36	13,355,275	1.38